Advance to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of advances to suppliers [Abstract]
Advances for products purchasing from third-parties	$ 22,644,684	$ 5,565,247
Less: allowance for doubtful accounts	(902,189)	(353,705)
Total	$ 21,742,495	$ 5,211,542